Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 508,576,882	¥ 870,778,215
Funds obtained from private investment funds [Member]
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Term	Less than 1 year
Gross obligations under repurchase agreements		275,930,000
Funds obtained from private investment funds [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Fixed interest rate per annum	15.00%
Funds obtained from private investment funds [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Fixed interest rate per annum	16.00%
Funds obtained from financial institution [Member]
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Term	Within 4 years
Gross obligations under repurchase agreements	¥ 507,620,299	589,103,161
Funds obtained from financial institution [Member] | Minimum [Member]
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Fixed interest rate per annum	8.00%
Funds obtained from financial institution [Member] | Maximum [Member]
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Fixed interest rate per annum	13.20%
Interest payable financial institution [Member]
Interest-Bearing Borrowings (Details) - Schedule of borrowings under agreements to repurchase [Line Items]
Gross obligations under repurchase agreements	¥ 956,583	¥ 5,745,054